Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit	Series B Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series A Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	$ 1,322,779		$ (19,746,453)					$ (18,423,752)
Balance at the beginning at Dec. 31, 2018						$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Dec. 31, 2018						572,465	100,365	618,182
Balances at the end at Dec. 31, 2019						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balances at the end (in shares) at Dec. 31, 2019						572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2018	$ 94	$ (172)	1,322,779		(19,746,453)					$ (18,423,752)
Balance at the beginning (in shares) at Dec. 31, 2018	935,651	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of warrants (in shares)										0
Issuance of common stock through exercise of stock options			3,674							$ 3,674
Issuance of common stock through exercise of stock options (in shares)	562									562
Share-based compensation expense			360,379							$ 360,379
Net loss					(4,727,050)					(4,727,050)
Balance at the end at Dec. 31, 2019	$ 94	$ (172)	1,686,832	$ 68,000	(24,405,503)				$ 68,000	(22,718,749)
Balance at the end (in shares) at Dec. 31, 2019	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	1,686,832	68,000	(24,405,503)				68,000	(22,718,749)
Balances at the end at Mar. 31, 2020						$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Mar. 31, 2020						572,465	100,365	618,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			22,045							22,045
Net loss					(1,637,979)					(1,637,979)
Balance at the end at Mar. 31, 2020	$ 94	$ (172)	1,708,877		(26,043,482)					(24,334,683)
Balance at the end (in shares) at Mar. 31, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2019						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balance at the beginning (in shares) at Dec. 31, 2019						572,465	100,365	618,182
Balances at the end at Sep. 30, 2020						$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Sep. 30, 2020						572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2019	$ 94	$ (172)	1,686,832	68,000	(24,405,503)				68,000	(22,718,749)
Balance at the beginning (in shares) at Dec. 31, 2019	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(3,058,540)
Balance at the end at Sep. 30, 2020	$ 94	$ (172)	1,767,430		(27,464,043)					(25,696,691)
Balance at the end (in shares) at Sep. 30, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2019						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balance at the beginning (in shares) at Dec. 31, 2019						572,465	100,365	618,182
Balances at the end at Dec. 31, 2020						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balances at the end (in shares) at Dec. 31, 2020						572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2019	$ 94	$ (172)	1,686,832	$ 68,000	(24,405,503)				$ 68,000	$ (22,718,749)
Balance at the beginning (in shares) at Dec. 31, 2019	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of warrants (in shares)										0
Share-based compensation expense			92,866							$ 92,866
Net loss					(4,652,084)					(4,652,084)
Balance at the end at Dec. 31, 2020	$ 94	$ (172)	1,779,698		(29,057,587)					(27,277,967)
Balance at the end (in shares) at Dec. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	1,708,877		(26,043,482)					(24,334,683)
Balance at the beginning at Mar. 31, 2020						$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Mar. 31, 2020						572,465	100,365	618,182
Balances at the end at Jun. 30, 2020						$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Jun. 30, 2020						572,465	100,365	618,182
Balance at the beginning at Mar. 31, 2020	$ 94	$ (172)	1,708,877		(26,043,482)					(24,334,683)
Balance at the beginning (in shares) at Mar. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			29,287							29,287
Net loss					(174,092)					(174,092)
Balance at the end at Jun. 30, 2020	$ 94	$ (172)	1,738,164		(26,217,574)					(24,479,488)
Balance at the end (in shares) at Jun. 30, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	1,738,164		(26,217,574)					(24,479,488)
Balances at the end at Sep. 30, 2020						$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Sep. 30, 2020						572,465	100,365	618,182
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			29,266							29,266
Net loss					(1,246,469)					(1,246,469)
Balance at the end at Sep. 30, 2020	$ 94	$ (172)	1,767,430		(27,464,043)					(25,696,691)
Balance at the end (in shares) at Sep. 30, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	1,767,430		(27,464,043)					(25,696,691)
Cumulative effect from adoption of ASC 606	94	(172)	1,779,698		(29,057,587)					(27,277,967)
Balance at the beginning at Dec. 31, 2020						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balance at the beginning (in shares) at Dec. 31, 2020						572,465	100,365	618,182
Balances at the end at Mar. 31, 2021						$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Mar. 31, 2021						572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2020	$ 94	$ (172)	1,779,698		(29,057,587)					(27,277,967)
Balance at the beginning (in shares) at Dec. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			22,036							22,036
Net loss					(3,963,491)					(3,963,491)
Balance at the end at Mar. 31, 2021	$ 94	$ (172)	1,801,734		(33,021,078)					(31,219,422)
Balance at the end (in shares) at Mar. 31, 2021	936,213	31,000
Balance at the beginning at Dec. 31, 2020						$ 7,999,997	$ 561,041	$ 2,612,038		11,173,076
Balance at the beginning (in shares) at Dec. 31, 2020						572,465	100,365	618,182
Balances at the end at Sep. 30, 2021						$ 0	$ 0	$ 0
Balances at the end (in shares) at Sep. 30, 2021						0	0	0
Balance at the beginning at Dec. 31, 2020	$ 94	$ (172)	1,779,698		(29,057,587)					(27,277,967)
Balance at the beginning (in shares) at Dec. 31, 2020	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(6,911,428)
Balance at the end at Sep. 30, 2021	$ 697	$ (172)	48,059,389		(35,969,015)					12,090,899
Balance at the end (in shares) at Sep. 30, 2021	6,965,758	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 94	$ (172)	1,801,734		(33,021,078)					(31,219,422)
Balance at the beginning at Mar. 31, 2021						$ 7,999,997	$ 561,041	$ 2,612,038
Balance at the beginning (in shares) at Mar. 31, 2021						572,465	100,365	618,182
Convertible preferred Stock
Conversion of redeemable convertible preferred stock into common stock upon initial public offering						$ (7,999,997)	$ (561,041)	$ (2,612,038)
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)						(572,465)	(100,365)	(618,182)
Balances at the end at Jun. 30, 2021						$ 0	$ 0	$ 0
Balances at the end (in shares) at Jun. 30, 2021						0	0	0
Balance at the beginning at Mar. 31, 2021	$ 94	$ (172)	1,801,734		(33,021,078)					(31,219,422)
Balance at the beginning (in shares) at Mar. 31, 2021	936,213	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of stock options	$ 4		39,629							39,633
Issuance of common stock through exercise of stock options (in shares)	39,461
Share-based compensation expense			28,374							28,374
Net loss					(1,394,914)					(1,394,914)
Balance at the end at Jun. 30, 2021	$ 657	$ (172)	45,094,782		(34,415,992)					10,679,275
Balance at the end (in shares) at Jun. 30, 2021	6,565,729	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 657	$ (172)	45,094,782		(34,415,992)					10,679,275
Balances at the end at Sep. 30, 2021						$ 0	$ 0	$ 0
Balances at the end (in shares) at Sep. 30, 2021						0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock through exercise of warrants (in shares)	17,889
Issuance of common stock through exercise of stock options			4,761							4,761
Issuance of common stock through exercise of stock options (in shares)	4,761
Share-based compensation expense	$ 4		399,817							399,821
Net loss					(1,553,023)					(1,553,023)
Balance at the end at Sep. 30, 2021	$ 697	$ (172)	48,059,389		(35,969,015)					12,090,899
Balance at the end (in shares) at Sep. 30, 2021	6,965,758	31,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect from adoption of ASC 606	$ 697	$ (172)	$ 48,059,389		$ (35,969,015)					$ 12,090,899